Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Other commitments
Maturity less than 1 year	SFr 35,309	SFr 38,410
Maturity between 1 to 3 years	34,488	45,493
Maturity between 3 to 5 years	44,598	44,791
Maturity greater than 5 years	7,657	13,808
Total gross amount	122,052	142,502
Total net amount	118,018	138,587
Collateral received	48,900	65,798
Unused revocable credit limits	95,743	98,495
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,356	4,022
Maturity between 1 to 3 years	0	4
Maturity between 3 to 5 years	0	3
Maturity greater than 5 years	0	0
Total gross amount	4,356	4,029
Total net amount	4,281	3,935
Collateral received	2,748	2,468
Loan commitments
Other commitments
Maturity less than 1 year	30,382	33,890
Maturity between 1 to 3 years	34,464	45,365
Maturity between 3 to 5 years	44,523	44,759
Maturity greater than 5 years	7,606	13,639
Total gross amount	116,975	137,653
Total net amount	113,016	133,833
Collateral received	46,068	63,276
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	84	48
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	84	48
Total net amount	84	48
Collateral received	84	48
Other commitments
Other commitments
Maturity less than 1 year	487	450
Maturity between 1 to 3 years	24	124
Maturity between 3 to 5 years	75	29
Maturity greater than 5 years	51	169
Total gross amount	637	772
Total net amount	637	771
Collateral received	0	6
Bank
Other commitments
Maturity less than 1 year	35,140	38,248
Maturity between 1 to 3 years	34,421	45,414
Maturity between 3 to 5 years	44,578	44,787
Maturity greater than 5 years	7,613	13,754
Total gross amount	121,752	142,203
Total net amount	117,719	138,289
Collateral received	48,899	65,797
Unused revocable credit limits	92,471	95,025
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,354	4,020
Maturity between 1 to 3 years	0	4
Maturity between 3 to 5 years	0	3
Maturity greater than 5 years	0	0
Total gross amount	4,354	4,027
Total net amount	4,280	3,932
Collateral received	2,748	2,468
Bank | Loan commitments
Other commitments
Maturity less than 1 year	30,265	33,776
Maturity between 1 to 3 years	34,397	45,286
Maturity between 3 to 5 years	44,503	44,755
Maturity greater than 5 years	7,562	13,586
Total gross amount	116,727	137,403
Total net amount	112,768	133,583
Collateral received	46,067	63,275
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	84	48
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	84	48
Total net amount	84	48
Collateral received	84	48
Bank | Other commitments
Other commitments
Maturity less than 1 year	437	404
Maturity between 1 to 3 years	24	124
Maturity between 3 to 5 years	75	29
Maturity greater than 5 years	51	168
Total gross amount	587	725
Total net amount	587	726
Collateral received	SFr 0	SFr 6